Expenses by nature	12 Months Ended
Dec. 31, 2017
Expenses by nature [abstract]
Expenses by nature
16	Expenses by nature

Mining costs include mine production costs, milling and transport costs, royalty expenses, site administration costs but not the primary mine development costs which are capitalized and depreciated over the specific useful life or reserves related to that development and ore included in depreciation and amortization. The mining costs for the year ended December 31, 2017 and 2016 relate to the Yauricocha, Bolivar and Cusi Mines.

(a)	Mining costs

	2017	2016
	$	$
Employee compensation and benefits	23,046	17,857
Third party and contractors costs	43,041	36,473
Depreciation	58,175	44,568
Consumables	27,659	25,999
Changes in inventory and other	7,233	1,503
	159,154	126,400

(b)	General and administrative expenses

	2017	2016
	$	$
Salaries and benefits	6,405	6,851
Consulting and professional fees	6,583	3,043
Other	1,581	368
Office expenses	1,604	1,384
Marketing and communication expenses	925	478
Share-based compensation expense	1,162	807
Listing and filing fees	390	199
Director expenses	1,168	1,446
Travelling expense	521	293
	20,339	14,869